Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Health care trend rate (percent)	5.79%	5.79%
Ultimate health care trend rate (percent)	4.52%
U.S. Plans
EMPLOYEE BENEFIT PLANS
Total defined contribution expense	$ 2	$ 2	$ 2
Non-U.S. Plans
EMPLOYEE BENEFIT PLANS
Total defined contribution expense	$ 10	11	12
Huntsman U. K. Pension Plan
EMPLOYEE BENEFIT PLANS
Transition period for contributions (years)	5 years
Non- U.S. Salary Deferral for Plan New Hires | Maximum
EMPLOYEE BENEFIT PLANS
Employer match of employee contribution (percent)	12.00%
Non-U.S. Salary Deferral Plan
EMPLOYEE BENEFIT PLANS
Employer match of employee contribution (percent)	15.00%
U.S. Salary Deferral Plan for New Hires
EMPLOYEE BENEFIT PLANS
Non-discretionary employer contributions (percent)	6.00%
U.S. Salary Deferral Plan for New Hires | Maximum
EMPLOYEE BENEFIT PLANS
Total employer matching contribution (percent)	4.00%
Total company contribution (percent)	10.00%
Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Projected benefit obligation	$ 676	1,072	1,203
Fair value of plan assets	$ 656	$ 1,028	$ 1,055
Expected return on plan assets	2.99%	4.03%	5.02%
Defined Benefit Plans | Minimum
EMPLOYEE BENEFIT PLANS
Expected return on plan assets		4.03%
Defined Benefit Plans | Maximum
EMPLOYEE BENEFIT PLANS
Expected return on plan assets		2.99%
Defined Benefit Plans | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 656	$ 1,028
Defined Benefit Plans | U.S. Plans
EMPLOYEE BENEFIT PLANS
Projected benefit obligation	$ 8	$ 11
Percentage of US portion of projected benefit obligation	1.00%	1.00%
Fair value of plan assets	$ 7	$ 9
Percentage of US portion of fair value of plan assets	1.00%	1.00%